Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash	$ 116,908	$ 1,150,891
Working capital	10,090,572
Accumulated deficit	(88,950,877)	(79,020,920)
Shareholder's equity	$ 4,153,826	$ 11,566,819	$ 22,349,985	$ 27,662,006